Subordinated Debentures (Trust Preferred Securities) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Period
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of deferred consecutive quarterly periods without default or penalty, maximum	20
Accrued but unpaid interest expense	$ 1,069,769
Trust Preferred Securities [Member] | Colony Bankcorp Statutory Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Jun. 17, 2004
Amount	4,640,000
Total Interest rate (in hundredths)	2.92385%
Maturity	Jun. 14, 2034
5 Years Call Option	Jun. 17, 2009
Trust Preferred Securities [Member] | Colony Bankcorp Statutory Trust III [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.24385%
Added Points (in hundredths)	2.68%
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust I [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Apr. 13, 2006
Amount	5,155,000
Total Interest rate (in hundredths)	1.7466%
Maturity	Apr. 13, 2036
5 Years Call Option	Apr. 13, 2011
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust I [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.2466%
Added Points (in hundredths)	1.50%
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust II [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Mar. 12, 2007
Amount	9,279,000
Total Interest rate (in hundredths)	1.89685%
Maturity	Mar. 12, 2037
5 Years Call Option	Mar. 12, 2012
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust II [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.24685%
Added Points (in hundredths)	1.65%
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Sep. 14, 2007
Amount	$ 5,155,000
Total Interest rate (in hundredths)	1.63585%
Maturity	Sep. 14, 2037
5 Years Call Option	Sep. 14, 2012
Trust Preferred Securities [Member] | Colony Bankcorp Capital Trust III [Member] | LIBOR [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
3 month Libor Rate (in hundredths)	0.23585%
Added Points (in hundredths)	1.40%